Secondary Mortgage Market Activities (Tables)	12 Months Ended
Dec. 31, 2012
Secondary Mortgage Market Activities
Schedule of principal balances of mortgage loans serviced for others
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$97,808,232	$110,886,694
Federal Home Loan Bank	$22,811,156	$21,928,662

Schedule of activity for mortgage servicing rights and the related valuation allowance

	2012	2011	2010

Balance at beginning of year	$522,346	$535,205	$500,750
Additions	141,516	149,831	203,176
Disposals	—	—	—
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	$486,898	$522,346	$535,205
Valuation Allowance	$—	$—	$—

Schedule of estimated amortization expense of mortgage servicing rights
2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	37,773